Employees and Employee-Related Costs - Number of employees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employees and Employee-Related Costs
Average number of full-time employees	60	53	33
Number of employees at end of period:
Number of employees, including consultants, by country at end of period:	63	61	35
Denmark and United States
Number of employees at end of period:
Number of employees, including consultants, by country at end of period:	63	61	35